Other Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Apr. 30, 2017
Fair Value Disclosures [Abstract]
Carrying amount and fair value of financial instruments
The following table provides information on the carrying amounts and fair values of our financial instruments.

	April 30, 2017		April 30, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Marketable securities and other investments	$47.3	$47.3	$48.8	$48.8
Derivative financial instruments – net	(12.9)	(12.9)	(1.8)	(1.8)
Long-term debt	(4,944.5)	(5,023.8)	(5,146.0)	(5,319.9)

Financial assets measured at fair value on a recurring basis
The following tables summarize the fair values and the levels within the fair value hierarchy in which the fair value measurements fall for our financial instruments.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2017
Marketable securities and other investments: (A)
Equity mutual funds	$1.1	$—	$—	$1.1
Municipal obligations	—	34.7	—	34.7
Money market funds	11.5	—	—	11.5
Derivative financial instruments: (B)
Commodity contracts – net	(15.8)	(0.2)	—	(16.0)
Foreign currency exchange contracts – net	0.3	2.8	—	3.1
Long-term debt (C)	(4,473.2)	(550.6)	—	(5,023.8)
Total financial instruments measured at fair value	$(4,476.1)	$(513.3)	$—	$(4,989.4)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2016
Marketable securities and other investments: (A)
Equity mutual funds	$9.8	$—	$—	$9.8
Municipal obligations	—	37.6	—	37.6
Money market funds	1.4	—	—	1.4
Derivative financial instruments: (B)
Commodity contracts – net	15.0	(8.0)	—	7.0
Foreign currency exchange contracts – net	(1.7)	(7.1)	—	(8.8)
Long-term debt (C)	(4,569.0)	(750.9)	—	(5,319.9)
Total financial instruments measured at fair value	$(4,544.5)	$(728.4)	$—	$(5,272.9)

(A)
Marketable securities and other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets, municipal obligations valued by a third party using valuation techniques that utilize inputs that are derived principally from or corroborated by observable market data, and money market funds with maturities of three months or less. Based on the short-term nature of these money market funds, carrying value approximates fair value. As of April 30, 2017, our municipal obligations are scheduled to mature as follows: $1.4 in 2018, $2.3 in 2019, $2.2 in 2020, $5.1 in 2021, and the remaining $23.7 in 2022 and beyond. For additional information, see Marketable Securities and Other Investments in Note 1: Accounting Policies.

(B)
Level 1 commodity and foreign currency exchange derivatives are valued using quoted market prices for identical instruments in active markets. Level 2 commodity and foreign currency exchange derivatives are valued using quoted prices for similar assets or liabilities in active markets.

(C)
Long-term debt is comprised of public Senior Notes classified as Level 1 and the Term Loan classified as Level 2. The public Senior Notes are traded in an active secondary market and valued using quoted prices. The value of the Term Loan is based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from an estimated yield curve obtained from independent pricing sources for similar types of term loan borrowing arrangements. For additional information, see Note 8: Debt and Financing Arrangements.